BUSINESS COMBINATION (Tables)	12 Months Ended
Dec. 31, 2018
Business Combination Tables Abstract
Schedule of allocation of purchase price as of purchase date
The following represents the allocation of the purchase price as of the purchase date in SEK and the translation to United States Dollars as of the purchase date:

	SEK	U.S. Dollars
Cash	663	74
Accounts receivable	8,902	999
Other current assets	445	50
Fixed assets	1,189	133
Goodwill	9,005	1,010
Other assets	1,039	116
Total identifiable assets acquired	21,243	2,382

Notes Payables-banks	4,734	531
Accounts Payable	182	20
Other current liabilities	5,787	649
Non current liabilities	1,039	117
Total liabilities assumed	11,742	1,317

	9,501	1,065
The following represents the allocation of the purchase price as of the purchase date in Euros and the translation to United States Dollars as of the purchase date:

	EUR	U.S. Dollars
Cash	29	36
Accounts receivable	142	175
Fixed assets	88	108
Other assets	11	14
Goodwill	188	232
Total identifiable assets acquired	458	565

Notes payables-banks	11	14
Accounts payable	19	23
Accrued expenses and other current liabilities	126	155
Other liabilities	119	147
Total liabilities assumed	275	339
	183	226

The following represents the allocation of the purchase price as of the purchase rate in DKK and the translation to United States Dollars as of the purchase date:

	DKK	U.S. Dollars
Cash	3,161	499
Accounts receivable	3,219	508
Other receivables	124	20
Fixed assets	665	105
Goodwill	4,478	707
Total identifiable assets acquired	11,647	1,839

Accounts payable and accrued expenses	1,647	260
Total liabilities assumed	1,647	260

	10,000	1,579

The following is the allocation of the purchase price as of the purchase date:

	Euro	U.S. Dollars
Cash	300	317
Due at obtaining contract tender	100	106
Earn out liability	300	317
Total consideration given	700	740

Recognized amounts of identifiable assets acquired and liabilities assumed:

Accounts receivable	269	284
Prepaid expenses	53	56
Property and equipment	25	26
Goodwill	377	398
Other assets	84	89
Total identifiable assets acquired	808	853

Accounts payable	51	53
Accrued expenses and other liabilities	57	60
Total liabilities assumed	108	113

	700	740